VIRTUS Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.3%
Alabama—1.0%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put 12/1/23, 4.000%, 12/1/48(2)	$ 910	$ 962
Arizona—5.1%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,185
5.000%, 7/1/37	360	426
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	588
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	639
Northern Arizona University, Stimular Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,190
5.000%, 8/1/25	1,000	1,066
		5,094

Arkansas—0.6%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	603
California—2.7%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.500%, 6/1/23	225	237
4.500%, 6/1/24	150	164
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	310
California State Municipal Finance Authority, Community Medical Centers, (Pre-Refunded 2/1/25 @ 100) 5.000%, 2/1/27	400	455
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, (Pre-Refunded 6/1/22 @ 100) 5.000%, 6/1/47	145	148
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	655
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	531
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	199
		2,699

Colorado—5.7%
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	472
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	970	1,046
	Par Value	Value

Colorado—continued
6.250%, 11/15/28	$ 2,250	$ 2,807
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,429
		5,754

Connecticut—3.1%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	390	412
Connecticut State Health & Educational Facilities Authority Revenue, 4.000%, 7/1/40	725	844
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, 3.000%, 11/15/35	200	206
Connecticut, State of,
General Obligation, 5.000%, 9/15/34	750	938
Special Tax Revenue, 3.125%, 5/1/40	610	668
		3,068

District of Columbia—5.1%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,030	5,099
Florida—13.5%
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,211
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	352
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	230	261
Florida, State of, General Obligation, 5.000%, 7/1/31	4,000	5,031
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	320	349
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	44
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	226
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,964
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,287
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	875
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	500	571
See Notes to Schedule of Investments

VIRTUS Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Florida—continued
Wildwood Utility Dependent District, South Sumter Utility Project Revenue, (BAM Insured) 5.000%, 10/1/37	$ 250	$ 323
		13,494

Georgia—0.6%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	550	629
Idaho—0.3%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, 5.000%, 3/1/37	235	290
Illinois—12.4%
Chicago, City of,
Sales Tax Revenue, (Pre-Refunded 1/1/22 @ 100) 5.250%, 1/1/38	25	25
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	519
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	590
Waterworks Revenue, Second Lien, (AGM Insured) 5.000%, 11/1/31	500	611
Waterworks Revenue, Second Lien, (AGM Insured) 5.250%, 11/1/32	350	432
Cook County School District No. 78 Rosemont, General Obligation, (AGM Insured) 5.000%, 12/1/38	1,000	1,298
Illinois Housing Development Authority, (GNMA/FNMA/FHLMC COLL Insured) 2.375%, 10/1/42	500	501
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, 5.000%, 1/1/32	1,000	1,181
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	824
5.000%, 2/1/26	1,490	1,624
5.000%, 2/1/27	1,250	1,492
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	1,000	944
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	528
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue, 5.000%, 1/1/30	1,500	1,835
		12,404

Indiana—2.9%
Indiana Finance Authority,
Indiana University Health Center Revenue, 5.000%, 12/1/22	800	835
Parkview Health System, 5.000%, 11/1/43	1,700	2,095
		2,930

	Par Value	Value

Maine—2.5%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	$ 1,000	$ 1,064
5.000%, 7/1/29	580	616
5.000%, 7/1/30	770	818
		2,498

Maryland—2.3%
Maryland Community Development Administration, Revenue,
1.250%, 3/1/30	200	195
1.950%, 9/1/41	500	482
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue,
5.000%, 8/15/26	800	908
5.000%, 5/15/42	600	724
		2,309

Massachusetts—1.1%
Massachusetts Housing Finance Agency, 2.300%, 12/1/40	500	506
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	600
		1,106

Michigan—2.5%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,393
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	573
4.000%, 10/15/36	500	564
		2,530

Mississippi—1.2%
Mississippi, State of, General Obligation, 4.000%, 10/1/39	1,000	1,192
New Jersey—2.7%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	955
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	278
New Jersey, State of, Sales Tax Revenue 4.000%, 6/1/31	220	271
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue,
5.000%, 6/1/31	250	305
5.000%, 6/1/32	250	304
5.000%, 6/1/33	250	303
5.000%, 6/1/34	250	303
		2,719

See Notes to Schedule of Investments

VIRTUS Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

New York—3.4%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	$ 550	$ 586
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	214
New York City Housing Development Corp., Sustainable Development Bonds Revenue, (FHA 542(C) Insured) 2.400%, 11/1/46	750	738
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGM Insured) 3.000%, 1/1/36	250	270
(AGM Insured) 3.000%, 1/1/37	100	107
(AGM Insured) 3.000%, 1/1/46	750	789
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	175
Orange Regional Medical Center Revenue, 144A 5.000%, 12/1/23(3)	300	324
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	226
		3,429

Ohio—2.4%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue, 4.000%, 6/1/48	500	562
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,293
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	500	555
		2,410

Oregon—2.6%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	300	325
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,295
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/36	800	968
		2,588

Pennsylvania—3.6%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	283
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	302
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien, Toll Highway Revenue, 6.375%, 12/1/38	2,000	2,610
	Par Value	Value

Pennsylvania—continued
Philadelphia, City of, Water & Wastewater Revenue, 5.000%, 10/1/42	$ 300	$ 368
		3,563

South Carolina—0.3%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	290	328
Tennessee—2.3%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,115
Tennessee State School Bond Authority, Higher Education Program Revenue, (ST HGR ED INTERCEPT PROG Insured) 5.000%, 11/1/34	1,000	1,229
		2,344

Texas—14.2%
Central Texas Regional Mobility Authority, Senior Lien Toll Revenue, 4.000%, 1/1/38	750	895
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,156
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,199
North Texas Tollway Authority, Special Project System Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	2,835	3,980
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/23	460	474
(AGM Insured) 5.000%, 9/1/25	1,015	1,046
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, 6.250%, 12/15/26	1,075	1,251
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 0.824%, 9/15/27(2)	2,160	2,174
Texas Water Development Board Revenue, 5.000%, 8/1/29	1,020	1,318
Wharton Independent School District, General Obligation, (PSF-GTD Insured) 3.000%, 2/15/32	645	726
		14,219

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	351

See Notes to Schedule of Investments

VIRTUS Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Virginia—0.2%
Virginia College Building Authority, Marymount University Revenue, 144A 5.000%, 7/1/22(3)	$ 195	$ 198
West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	319
Wisconsin—1.4%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,171
Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	270
		1,441

Total Municipal Bonds (Identified Cost $88,556)		96,570

	Shares
Exchange-Traded Fund—1.4%
VanEck High Yield Muni ETF(4)	22,000	1,373
Total Exchange-Traded Fund (Identified Cost $1,322)		1,373

Total Long-Term Investments—97.7% (Identified Cost $89,878)		97,943

Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	1,324,524	1,325
Total Short-Term Investment (Identified Cost $1,325)		1,325

TOTAL INVESTMENTS—99.0% (Identified Cost $91,203)		$99,268
Other assets and liabilities, net—1.0%		992
NET ASSETS—100.0%		$100,260
Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At December 31, 2021, 18.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $522 or 0.5% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$96,570	$—	$96,570
Exchange-Traded Fund	1,373	1,373	—
Money Market Mutual Fund	1,325	1,325	—
Total Investments	$99,268	$2,698	$96,570
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Newfleet Tax-Exempt Bond Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.